Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2020 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.98%
American Credit Acceptance Receivables Trust
2019-2, 2.850%, 07/12/2022 (a)	$891,512	$893,236
CPS Auto Receivables Trust
2019-C, 2.550%, 09/15/2022 (a)	2,146,084	2,158,573
Exeter Automobile Receivables Trust
2019-4A, 2.180%, 01/17/2023 (a)	3,779,067	3,795,654
2020-1A, 2.050%, 06/15/2023 (a)	4,716,286	4,733,927
Ford Credit Auto Owner Trust
2016-C, 1.930%, 04/15/2023	2,700,000	2,679,209
GLS Auto Receivables Issuer Trust
2019-4A, 2.470%, 11/15/2023 (a)	6,850,666	6,914,900
2020-1A, 2.170%, 02/15/2024 (a)	8,849,239	8,862,494
Navient Student Loan Trust
2019-2A, 1.168% (1 Month LIBOR USD + 1.000%), 02/27/2068 (a)(b)	6,930,000	6,622,998
Nelnet Student Loan Trust
2006-1, 0.810% (3 Month LIBOR USD + 0.450%), 08/23/2036 (a)(b)	10,000,000	9,436,086
Santander Drive Auto Receivables Trust
2017-2, 2.790%, 08/15/2022	322,615	323,268
2016-3, 4.290%, 02/15/2024	10,000,000	10,079,258
SoFi Consumer Loan Program Trust
2019-3, 2.900%, 05/25/2028 (a)	2,117,560	2,140,567
2020-1, 2.020%, 01/25/2029 (a)	2,693,222	2,691,619
Westlake Automobile Receivables Trust
2018-2A, 3.500%, 01/16/2024 (a)	1,225,000	1,232,027
World Omni Auto Receivables Trust
2019-A, 2.060%, 08/15/2023	8,271,837	8,326,820
World Omni Automobile Lease Securitization Trust
2019-A, 2.890%, 11/15/2021	2,141,093	2,155,041
TOTAL ASSET BACKED SECURITIES (Cost $73,645,282)		73,045,677

COLLATERALIZED LOAN OBLIGATIONS - 7.10%
AMMC CLO 22 Ltd.
2018-22A, 2.441% (3 Month LIBOR USD + 1.450%), 04/25/2031 (a)(b)(c)	9,750,000	9,198,355
Apidos CLO XV
2013-15A, 2.985% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,749,375
Apidos CLO XX
2015-20A, 2.726% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	9,649,430
2015-20A, 3.126% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	1,250,000	1,189,981
Apidos CLO XXIII
2015-23A, 3.201% (3 Month LIBOR USD + 1.600%), 01/15/2033 (a)(b)(c)	6,500,000	6,354,744
Apidos CLO XXIX
2018-29A, 2.541% (3 Month LIBOR USD + 1.550%), 07/25/2030 (a)(b)(c)	3,000,000	2,894,283
2018-29A, 2.891% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,197,299
2018-29A, 3.741% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,534,906
Apidos CLO XXX
XXXA, 3.135% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	2,000,000	1,904,900

Ares XLVI CLO Ltd.
2017-46A, 2.919% (3 Month LIBOR USD + 1.700%), 01/15/2030 (a)(b)(c)	1,436,843	1,346,252
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,600,000
Ares XLVIII CLO Ltd.
2018-48A, 2.435% (3 Month LIBOR USD + 1.300%), 07/20/2030 (a)(b)(c)	7,000,000	6,651,232
Ares XXVII CLO Ltd.
2013-2A, 3.287% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)(c)	1,750,000	1,729,161
Ares XXXIR CLO Ltd.
2014-31RA, 1.660% (3 Month LIBOR USD + 1.300%), 05/24/2030 (a)(b)(c)	5,000,000	4,743,155
Bean Creek CLO Ltd.
2015-1A, 2.155% (3 Month LIBOR USD + 1.020%), 04/20/2031 (a)(b)(c)	5,500,000	5,321,706
2015-1A, 2.585% (3 Month LIBOR USD + 1.450%), 04/20/2031 (a)(b)(c)	3,200,000	3,024,589
Betony CLO 2 Ltd.
2018-1A, 2.610% (3 Month LIBOR USD + 1.850%), 04/30/2031 (a)(b)(c)	1,200,000	1,129,277
BlueMountain CLO Ltd.
2015-1A, 5.061% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)(b)(c)	2,000,000	1,931,900
2018-1A, 2.460% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,996,770	6,707,803
2014-2A, 2.885% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,000,000	4,862,410
2013-2A, 2.698% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,629,828
2018-2A, 2.092% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	5,500,000	5,437,366
BlueMountain Fuji US CLO III Ltd.
2017-3A, 2.594% (3 Month LIBOR USD + 1.375%), 01/15/2030 (a)(b)(c)	6,800,000	6,414,236
Chenango Park CLO Ltd.
2018-1A, 2.769% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	6,752,620
2018-1A, 3.069% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)	5,500,000	5,201,377
CIFC Funding Ltd.
2017-3A, 2.935% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,070,984
2018-1A, 2.885% (3 Month LIBOR USD + 1.750%), 04/18/2031 (a)(b)(c)	3,750,000	3,480,075
2013-3RA, 2.000% (3 Month LIBOR USD + 0.980%), 04/24/2031 (a)(b)(c)	5,000,000	4,863,880
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 2.685% (3 Month LIBOR USD + 1.550%), 04/20/2030 (a)(b)(c)	5,250,000	4,985,594
2018-3A, 3.035% (3 Month LIBOR USD + 1.900%), 04/20/2030 (a)(b)(c)	6,300,000	5,981,964
2018-3A, 4.430%, 04/20/2030 (a)(c)	2,500,000	2,500,000
Goldentree Loan Opportunities X Ltd.
2015-10A, 2.585% (3 Month LIBOR USD + 1.450%), 07/20/2031 (a)(b)(c)	3,250,000	3,132,308
Goldentree Loan Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (a)(c)	3,750,000	3,750,000
Golub Capital Partners CLO Ltd.
2020-47A, 0.000% (3 Month LIBOR USD + 1.680%), 05/05/2032 (a)(b)(c)(d)	15,000,000	14,247,780
Grippen Park CLO Ltd.
2017-1A, 2.785% (3 Month LIBOR USD + 1.650%), 01/20/2030 (a)(b)(c)	3,000,000	2,924,895
LCM 26 Ltd.
26A, 2.205% (3 Month LIBOR USD + 1.070%), 01/20/2031 (a)(b)(c)	12,322,000	12,071,469
26A, 2.535% (3 Month LIBOR USD + 1.400%), 01/20/2031 (a)(b)(c)	7,900,000	7,574,994
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 3.126% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,533,472
LCM XIV LP
14A, 2.715% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,800,000	10,440,263
14A, 2.985% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,663,910
LCM XV LP
15A, 4.835% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	3,000,000	2,632,179
LCM XVI LP
16A, 2.969% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,903,840
16A, 3.369% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,902,961
LCM XXII Ltd.
22A, 2.585% (3 Month LIBOR USD + 1.450%), 10/20/2028 (a)(b)(c)	5,000,000	4,806,835

LCM XXIV Ltd.
24A, 3.385% (3 Month LIBOR USD + 2.250%), 03/20/2030 (a)(b)(c)	2,750,000	2,641,700
Long Point Park CLO Ltd.
2017-1A, 2.510% (3 Month LIBOR USD + 1.375%), 01/17/2030 (a)(b)(c)	11,750,000	11,245,949
2017-1A, 3.535% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,439,596
Magnetite VIII Ltd.
2014-8A, 4.119% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	3,900,000	3,531,575
Mountain View CLO XV Ltd.
2019-2A, 3.701% (3 Month LIBOR USD + 1.900%), 01/15/2033 (a)(b)(c)	3,000,000	2,868,237
Octagon Investment Partners 26 Ltd.
2016-1A, 3.019% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,708,741
OZLM XXIV Ltd.
2019-24A, 2.185% (3 Month LIBOR USD + 1.050%), 07/20/2032 (a)(b)(c)	4,000,000	3,980,000
RR Ltd.
2020-8A, 1.259% (3 Month LIBOR USD + 0.450%), 04/15/2033 (a)(b)(c)	2,000,000	1,995,000
Webster Park CLO Ltd.
2015-1A, 2.735% (3 Month LIBOR USD + 1.600%), 07/20/2030 (a)(b)(c)	3,000,000	2,854,305
2015-1A, 2.935% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	1,300,000	1,222,953
2015-1A, 4.035% (3 Month LIBOR USD + 2.900%), 07/20/2030 (a)(b)(c)	3,800,000	3,352,326
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $268,891,612)		261,463,970

CORPORATE BONDS - 6.30%
Administrative and Support Services - 0.03%
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,001,970
Ambulatory Health Care Services - 0.26%
Toledo Hospital
6.015%, 11/15/2048	6,980,000	9,615,869
Beverage and Tobacco Product Manufacturing - 0.21%
Keurig Dr. Pepper, Inc.
7.450%, 05/01/2038	5,000,000	7,608,132
Broadcasting (except Internet) - 0.32%
Walt Disney Co.
6.200%, 12/15/2034	8,170,000	11,740,239
Couriers and Messengers - 0.10%
United Parcel Service of America, Inc.
7.620%, 04/01/2030	2,731,000	3,875,513
Credit Intermediation and Related Activities - 2.77%
Allegiance Bancshares, Inc.
4.700% to 10/01/2024 then 3 Month LIBOR USD + 3.130%, 10/01/2029 (b)	2,500,000	2,563,684
Ameris Bancorp.
4.250% to 12/15/2024 then SOFR + 2.940%, 12/15/2029	7,000,000	6,834,035
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	2,914,504
BlueHub Loan Fund, Inc.
3.099%, 01/01/2030	3,000,000	3,254,701
Cadence BanCorp.
4.750% to 06/30/2024 then 3 Month LIBOR USD + 3.030%, 06/30/2029 (b)	3,000,000	2,517,571
First Busey Corp.
5.250% to 06/01/2025 then SOFR + 5.110%, 06/01/2030 (b)	5,000,000	5,013,146
First Citizens BancShares, Inc.
3.375% to 03/15/2025 then SOFR + 2.465%, 03/15/2030 (b)	7,500,000	7,325,992

First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (b)	1,000,000	1,042,758
First Financial Bancorp.
5.250% to 05/15/2025 then SOFR + 5.090%, 05/15/2030 (b)	4,000,000	4,010,903
Heritage Commerce Corp.
5.250% to 06/01/2027 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	3,977,992
Hilltop Holdings, Inc.
6.125% to 05/15/2030 then SOFR + 5.800%, 05/15/2035 (b)	9,000,000	9,079,471
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,106,550
Midland States Bancorp, Inc.
5.000% to 9/30/2024 then SOFR + 3.610%, 09/30/2029 (b)	3,500,000	3,443,018
OceanFirst Financial Corp.
5.250% to 05/15/2025 then SOFR + 5.095%, 05/15/2030 (b)	5,000,000	5,078,324
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	3,855,712
Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then 3 Month LIBOR USD + 2.775%, 09/15/2029 (b)	6,000,000	5,917,367
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (b)	2,500,000	2,515,603
Revere Bank
5.625% to 09/30/2021 then 3 Month LIBOR USD + 4.409%, 09/30/2026 (b)	1,700,000	1,719,460
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then 3 Month LIBOR USD + 2.620%, 11/15/2029 (b)	4,000,000	3,848,076
Signature Bank
4.125% to 11/01/2024 then 3 Month LIBOR USD + 2.559%, 11/01/2029 (b)	5,000,000	4,917,147
Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,249,892
4.000% (SOFR + 2.530%), 12/30/2029	5,000,000	4,784,631
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,138,785
Triumph Bancorp, Inc.
4.875% to 11/27/2024 then 3 Month LIBOR USD + 3.330%, 11/27/2029 (b)	3,000,000	3,080,158
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)	5,000,000	5,012,645
Educational Services - 0.49%
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	2,000,000	1,990,000
Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	16,057,975
Hospitals - 0.55%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,128,783
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	667,179
CHRISTUS Health
4.341%, 07/01/2028	3,285,000	3,681,143
CommonSpirit Health
3.347%, 10/01/2029	2,235,000	2,256,259
3.817%, 10/01/2049	2,150,000	2,236,342
Memorial Health Services
3.496%, 05/01/2022	575,000	587,829
3.447%, 11/01/2049	9,820,000	9,744,030

Management of Companies and Enterprises - 0.29%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,512,768
First Interstate BancSystem, Inc.
5.250% to 05/15/2025 then SOFR + 5.180%, 05/15/2030 (b)	5,000,000	5,118,398
First National of Nebraska, Inc.
4.375% to 04/01/2023 then 3 Month LIBOR USD + 1.600%, 04/01/2028 (a)(b)	2,000,000	1,973,608
Nursing and Residential Care Facilities - 0.19%
HumanGood California Obligated Group
3.000%, 10/01/2028	6,500,000	6,883,914
Publishing Industries (except Internet) - 0.09%
Oracle Corp.
3.850%, 07/15/2036	2,825,000	3,281,393
Real Estate - 0.49%
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,607,401
4.500%, 03/15/2027 (a)	5,000,000	4,349,976
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,010,000	5,015,322
4.152%, 11/01/2028	5,000,000	5,070,069
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.10%
Penn State Health
3.806%, 11/01/2049	3,500,000	3,684,189
Rental and Leasing Services - 0.21%
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	5,963,000	7,653,162
Utilities - 0.20%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,000,000	7,516,123
TOTAL CORPORATE BONDS (Cost $228,824,669)		232,059,711

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 20.01%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 0.328% (1 Month LIBOR USD + 0.160%), 08/25/2036 (b)	70,661	70,718
Adjustable Rate Mortgage Trust
2005-3, 3.787%, 07/25/2035 (e)	618,871	577,582
2006-2, 3.923%, 05/25/2036 (e)	1,446,474	1,340,591
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	127,195	127,489
2006-J3, 5.750%, 05/25/2026	609,743	538,322
2004-27CB, 6.000%, 12/25/2034	335,505	325,763
2004-28CB, 6.000%, 01/25/2035	577,501	602,165
2005-6CB, 5.750%, 04/25/2035	3,161,932	3,071,753
2005-6CB, 7.500%, 04/25/2035	370,768	365,409
2005-9CB, 0.668% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	3,534,896	3,081,366
2005-9CB, 6.000%, 05/25/2035	9,009,785	6,208,436
2005-21CB, 5.250%, 06/25/2035	4,445,292	4,108,920
2005-21CB, 6.000%, 06/25/2035	2,682,643	2,567,159
2005-J6, 0.668% (1 Month LIBOR USD + 0.500%), 07/25/2035 (b)	5,304,612	3,974,685
2005-20CB, 5.500%, 07/25/2035	1,875,611	1,707,275
2005-43, 4.472%, 09/25/2035 (e)	320,127	291,315
2005-63, 3.640%, 11/25/2035 (e)	1,339,991	1,100,855
2005-54CB, 5.500%, 11/25/2035	900,496	720,005
2005-J13, 5.500%, 11/25/2035	526,831	439,192
2005-65CB, 0.000%, 12/25/2035 (d)(f)	1,159,849	695,164
2005-65CB, 5.500%, 01/25/2036	174,708	151,910

2005-75CB, 5.500%, 01/25/2036	2,168,614	1,918,379
2005-73CB, 5.750%, 01/25/2036	503,578	373,264
2005-86CB, 5.500%, 02/25/2036	1,376,034	1,140,970
2005-86CB, 5.500%, 02/25/2036	191,170	158,121
2006-6CB, 5.500%, 05/25/2036	158,358	153,613
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	725,990	555,790
2006-14CB, 6.000%, 06/25/2036	3,256,932	2,401,792
2006-16CB, 6.000%, 06/25/2036	496,084	395,456
2006-19CB, 0.568% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	952,465	519,184
2006-24CB, 5.750%, 08/25/2036	357,138	261,613
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,431,749	1,188,718
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	3,631,673	3,015,469
2006-19CB, 6.000%, 08/25/2036	5,549,424	4,609,179
2006-19CB, 6.000%, 08/25/2036	199,316	165,424
2006-23CB, 6.000%, 08/25/2036	1,081,870	1,090,979
2006-26CB, 6.250%, 09/25/2036	6,578,955	4,747,013
2006-32CB, 5.500%, 11/25/2036	235,613	183,192
2006-31CB, 6.000%, 11/25/2036	139,128	112,145
2006-32CB, 6.000%, 11/25/2036	3,644,143	2,930,509
2006-32CB, 6.000%, 11/25/2036	1,194,510	960,589
2006-32CB, 6.000%, 11/25/2036	3,591,036	2,887,802
2006-39CB, 6.000%, 01/25/2037	3,880,488	3,852,842
2006-41CB, 6.000%, 01/25/2037	714,803	544,237
2006-43CB, 6.000%, 02/25/2037	4,294,234	3,310,815
2007-2CB, 5.750%, 03/25/2037	8,381,438	6,171,753
2007-4CB, 5.750%, 04/25/2037	1,985,673	1,944,799
2007-8CB, 6.000%, 05/25/2037	983,985	788,104
2007-13, 6.000%, 06/25/2047	3,425,385	2,629,190

2008-2R, 6.000%, 08/25/2037 (e)	9,104,614	7,169,289
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (g)	2,850,300	866,603
Banc of America Alternative Loan Trust
2005-5, 5.500%, 06/25/2035	217,629	214,618
2005-5, 6.000%, 06/25/2035	925,447	899,967
2005-11, 5.750%, 12/25/2035	1,141,379	1,003,084
2005-11, 5.750%, 12/25/2035	211,463	185,841
2005-12, 5.750%, 01/25/2036	507,579	518,650
2006-1, 6.500%, 02/25/2036	2,627,496	2,538,264
2006-3, 6.000%, 04/25/2036	4,120,477	4,006,265
2006-3, 6.000%, 04/25/2036	96,443	96,377
2006-9, 0.568% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,469,174	1,034,674
2006-9, 6.000%, 01/25/2037	320,436	299,102
2006-4, 6.500%, 05/25/2046	1,463,465	1,450,127
2006-4, 6.500%, 05/25/2046	1,453,400	1,383,860
2006-5, 6.000%, 06/25/2046	465,663	440,458
2006-6, 6.000%, 07/25/2046	1,794,665	1,694,738
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	326,870	346,417
2004-1, 6.000%, 02/25/2034	1,041,473	1,123,855
2004-1, 6.000%, 03/25/2034	6,222,853	6,785,978
2004-B, 3.683%, 11/20/2034 (e)	1,719,440	1,638,865
2007-4, 5.500%, 11/25/2034	666,651	650,989
2005-3, 5.500%, 06/25/2035	160,509	168,145
2014-R3, 4.109%, 06/26/2035 (a)(e)	3,424,684	3,051,911
2014-R3, 4.159%, 06/26/2035 (a)(e)	1,615,478	1,458,977
2005-4, 5.500%, 08/25/2035	61,187	64,073
2005-5, 5.500%, 09/25/2035	427,413	444,391
2005-5, 5.500%, 09/25/2035	3,395,307	3,699,980
2005-7, 5.500%, 11/25/2035	6,177,272	6,092,906
2005-7, 5.750%, 11/25/2035	34,751	35,741
2005-7, 6.000%, 11/25/2035	172,859	175,334
2005-8, 5.750%, 01/25/2036	5,504,244	5,257,267
2006-B, 3.600%, 03/20/2036 (e)	1,218,209	1,050,860
2006-5, 5.750%, 09/25/2036	742,964	743,835
2006-7, 6.000%, 09/25/2036	1,008,126	976,151
2006-I, 3.621%, 12/20/2036 (e)	5,778,126	5,623,603
2006-I, 3.621%, 12/20/2036 (e)	1,005,078	964,643
2006-I, 3.913%, 12/20/2036 (e)	1,230,343	1,191,757
2007-1, 6.189%, 01/25/2037 (g)	1,144,133	1,189,034
2007-2, 0.228% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	712,085	553,421
2007-3, 0.598% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,433,246	1,248,832
2007-6, 0.448% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	7,353,602	6,737,998
2007-5, 5.500%, 07/25/2037	2,321,073	2,179,177
2006-J, 4.184%, 01/20/2047 (e)	237,825	220,887
Banc of America Mortgage Trust
2005-A, 3.673%, 02/25/2035 (e)	3,023,908	2,902,944
2005-F, 4.390%, 07/25/2035 (e)	1,806,167	1,706,213
2007-1, 6.000%, 03/25/2037	3,175,546	3,085,471
2006-B, 3.829%, 10/20/2046 (e)	1,285,591	1,190,892
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (h)	395,173	308,881
Bear Stearns ALT-A Trust
2006-6, 3.972%, 11/25/2036 (e)	612,132	446,226
Bear Stearns ARM Trust
2004-12, 3.355%, 02/25/2035 (e)	151,122	146,601
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 1.168% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	744,881	553,931
2006-AC4, 0.418% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	5,385,761	4,504,423
2006-AC4, 32.854% (1 Month LIBOR USD + 33.583%), 07/25/2036 (b)(f)(h)	1,243,224	1,874,416
Chase Funding Trust
2004-1, 0.918% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	761,978	745,856
Chase Mortgage Finance Trust
2005-S2, 5.500%, 10/25/2035	1,204,024	1,187,507
2005-S3, 5.500%, 11/25/2035	9,495,114	8,868,945
2005-A1, 3.793%, 12/25/2035 (e)	1,350,798	1,265,615
2005-A1, 3.793%, 12/25/2035 (e)	1,380,434	1,293,383
2006-S3, 6.000%, 11/25/2036	8,094,742	5,494,410
2006-S4, 6.000%, 12/25/2036	1,053,954	724,977
2006-S4, 6.000%, 12/25/2036	1,003,831	690,499
2007-S1, 6.000%, 02/25/2037	5,271,789	3,401,561
2007-S3, 5.750%, 05/25/2037	873,115	604,153
2007-S3, 6.000%, 05/25/2037	1,979,038	1,404,778
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	575,643	520,161
2006-2, 4.604%, 09/25/2036 (e)	3,876,437	3,816,022
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	37,208	31,603

2003-42, 3.794%, 10/25/2033 (e)	1,773,951	1,721,954
2003-44, 5.000%, 10/25/2033	538,000	547,683
2004-4, 5.500%, 05/25/2034	870,855	873,964
2004-21, 4.000%, 11/25/2034	1,144,137	1,145,977
2004-24, 5.500%, 12/25/2034	2,025,511	2,133,060
2004-J9, 5.500%, 01/25/2035	813,075	843,293
2004-HYB5, 3.848%, 04/20/2035 (e)	976,579	954,359
2005-HYB2, 3.758%, 05/20/2035 (e)	1,252,089	1,212,319
2005-J3, 5.500%, 09/25/2035	150,976	146,172
2005-27, 5.500%, 12/25/2035	577,098	426,761
2005-31, 3.570%, 01/25/2036 (e)	2,234,490	2,016,648
2005-30, 5.500%, 01/25/2036	111,864	96,107
2005-HY10, 3.454%, 02/20/2036 (e)	112,244	95,568
2005-HY10, 3.554%, 02/20/2036 (e)	2,385,406	2,187,298
2005-HY10, 4.055%, 02/20/2036 (e)	293,807	247,482
2006-6, 6.000%, 04/25/2036	877,063	667,740
2006-J4, 6.250%, 09/25/2036	142,760	97,246
2006-16, 6.500%, 11/25/2036	752,704	474,355
2006-17, 6.000%, 12/25/2036	2,971,739	1,988,798
2006-18, 6.000%, 12/25/2036	187,071	155,538
2006-21, 5.750%, 02/25/2037	1,951,684	1,507,071
2006-21, 6.000%, 02/25/2037	4,506,705	3,553,091
2006-21, 6.000%, 02/25/2037	966,180	761,738
2007-1, 6.000%, 03/25/2037	3,228,581	2,513,368
2007-5, 5.500%, 05/25/2037	1,205,841	880,295
2007-5, 5.750%, 05/25/2037	8,222,691	6,137,772
2007-5, 5.750%, 05/25/2037	891,274	665,285
2007-5, 5.750%, 05/25/2037	2,529,177	1,948,274
2007-10, 6.000%, 07/25/2037	2,646,382	2,029,068
2007-J2, 6.000%, 07/25/2037	240,541	147,018
2007-HY5, 3.851%, 09/25/2037 (e)	1,689,643	1,493,927
2007-HY6, 3.811%, 11/25/2037 (e)	523,060	444,914
2007-HY5, 4.263%, 09/25/2047 (e)	9,124,732	7,959,259
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	85,054	73,496
2007-4, 5.500%, 05/25/2022	737	737
2006-1, 6.000%, 02/25/2036	218,482	229,501
2006-3, 5.750%, 06/25/2036	586,620	578,257
2007-3, 5.500%, 04/25/2037	310,389	311,692
2007-3, 6.000%, 04/25/2037	1,064,362	1,050,792
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	54,143	56,857
2004-HYB3, 3.538%, 09/25/2034 (e)	1,116,816	1,017,471
2005-WF1, 5.830%, 11/25/2034 (g)	2,742,380	2,824,608
2005-1, 3.321%, 04/25/2035 (e)	705,423	650,832
2005-2, 3.476%, 05/25/2035 (e)	757,056	732,721
2005-5, 6.000%, 08/25/2035	3,004,120	3,002,820
2005-7, 3.502%, 09/25/2035 (e)	740,747	644,911
2005-10, 3.762%, 12/25/2035 (e)	1,764,136	1,384,394
2006-WF1, 4.825%, 03/25/2036 (g)	536,226	348,137
2006-WF1, 5.229%, 03/25/2036 (g)	34,549,884	23,682,038
2006-AR7, 4.016%, 11/25/2036 (e)	2,378,699	2,083,266
2007-6, 3.139%, 10/25/2046 (e)	543,203	467,556

CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	15,994	15,966
2006-A2, 0.768% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	702,838	584,520
2006-A4, 6.000%, 09/25/2036	1,556,690	1,488,797
2007-A1, 6.000%, 01/25/2037	2,329,454	2,274,795
2007-A1, 6.000%, 01/25/2037	3,976,188	3,882,892
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	3,154,258	2,236,168
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	601,322	568,846
2005-3, 5.500%, 07/25/2035	976,841	1,044,934
2005-9, 5.500%, 10/25/2035	943,254	738,798
2005-10, 5.500%, 11/25/2035	606,607	542,480
2005-10, 5.500%, 11/25/2035	2,605,656	2,330,205
2005-10, 6.000%, 11/25/2035	881,307	398,056
CSMC Mortgage-Backed Trust
2006-CF1, 5.000%, 11/25/2035 (a)(g)	2,565,000	2,543,548
2006-1, 5.500%, 02/25/2036	574,488	561,020
2006-1, 5.500%, 02/25/2036	68,020	67,956
2011-13R, 3.672%, 02/27/2036 (a)(e)	4,534,389	4,028,747
2006-2, 5.750%, 03/25/2036	904,088	784,388
2006-2, 6.000%, 03/25/2036	5,117,918	3,452,618
2006-4, 6.000%, 05/25/2036	708,605	540,429
2006-4, 7.000%, 05/25/2036	566,665	207,472
2011-12R, 4.106%, 07/27/2036 (a)(e)	2,000,000	1,902,927
2006-7, 6.000%, 08/25/2036	1,122,682	1,041,753
2007-2, 5.500%, 03/25/2037	2,072,447	1,696,067
2007-2, 5.750%, 03/25/2037	226,824	181,070
2007-3, 5.500%, 04/25/2037	660,067	648,302
2007-3, 5.500%, 04/25/2037	923,443	906,983
2013-2R, 3.544%, 05/27/2037 (a)(e)	2,650,202	1,887,007
2013-IVR4, 2.500%, 07/25/2043 (a)(e)	2,468,558	2,468,194
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-1, 0.668% (1 Month LIBOR USD + 0.500%), 02/25/2035 (b)	3,200,651	3,032,451
2005-3, 0.668% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,068,614	1,851,146
2005-6, 5.500%, 12/25/2035	2,318,285	2,239,772
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 0.268% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	736,206	540,324
DFC HEL Trust
2001-1, 1.834% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,871,575	1,839,547
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (e)	1,391,162	1,422,665
2003-3, 4.868%, 12/25/2033 (e)	1,318,929	1,334,155
Fannie Mae Connecticut Avenue Securities
2015-C03, 5.168% (1 Month LIBOR USD + 5.000%), 07/25/2025 (b)	4,494,478	4,528,882
2016-C01, 7.118% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	3,229,009	3,514,606
2016-C05, 4.618% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	3,535,098	3,669,068
2016-C07, 4.518% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	3,851,966	3,982,324
2017-C01, 3.718% (1 Month LIBOR USD + 3.550%), 07/25/2029 (b)	4,651,900	4,755,843
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021	7,579	6,969
2006-FA6, 5.750%, 11/25/2021	5,484	5,293
2004-AA6, 3.336%, 01/25/2035 (e)	461,987	453,292
2004-AA7, 3.597%, 02/25/2035 (e)	1,523,082	1,469,740
2005-AA5, 3.666%, 07/25/2035 (e)	2,759,550	2,623,007
2005-AA7, 3.555%, 09/25/2035 (e)	2,216,110	2,051,843

2005-FA8, 5.500%, 11/25/2035	1,901,398	1,501,550
2006-FA1, 5.750%, 04/25/2036	2,494,871	1,765,997
2006-FA1, 6.000%, 04/25/2036	577,447	418,655
2006-FA2, 6.000%, 05/25/2036	2,344,127	1,639,411
2006-FA2, 6.000%, 05/25/2036	2,108,776	1,474,814
2006-FA3, 6.000%, 07/25/2036	8,897,299	6,423,463
2006-FA3, 6.000%, 07/25/2036	1,284,044	927,024
2006-FA6, 6.000%, 11/25/2036	1,258,999	743,318
2006-FA6, 6.250%, 11/25/2036	1,595,858	968,778
2006-FA6, 6.250%, 11/25/2036	8,196,627	5,646,495
2007-FA4, 6.250%, 08/25/2037	2,499,092	1,738,142
First Horizon Mortgage Pass-Through Trust
2006-AR4, 3.989%, 01/25/2037 (e)	558,185	407,535
2006-4, 5.750%, 02/25/2037	2,067,686	1,380,802
2006-4, 6.000%, 02/25/2037	1,252,058	855,636
2007-AR1, 3.844%, 05/25/2037 (e)	852,536	557,979
2007-AR2, 4.484%, 08/25/2037 (e)	4,130,884	2,782,735
Freddie Mac Structured Agency Credit Risk Debt Notes
2016-DNA4, 3.968% (1 Month LIBOR USD + 3.800%), 03/25/2029 (b)	5,000,000	5,221,486
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	53,995	54,235
2005-AR6, 3.894%, 11/19/2035 (e)	605,129	542,683
GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (g)	2,050,000	2,018,555
2006-15, 6.192%, 09/25/2036 (g)	2,451,763	1,048,228
2006-18, 5.682%, 11/25/2036 (g)	2,029,193	832,216
2007-7, 0.348% (1 Month LIBOR USD + 0.180%), 07/25/2037 (b)	2,288,779	2,167,657
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	49,860	49,916
2003-5F, 3.000%, 08/25/2032	1,734,863	1,683,243
2004-15F, 6.000%, 12/25/2034	2,342,688	2,393,370
2005-1F, 6.000%, 01/25/2035	22,727	23,127
2005-AR4, 4.408%, 07/25/2035 (e)	445,683	396,539
2005-6F, 5.250%, 07/25/2035	230,989	236,148
2005-7F, 6.000%, 09/25/2035	37,842	38,918
2005-AR5, 4.529%, 10/25/2035 (e)	515,343	477,989
2005-AR7, 4.090%, 11/25/2035 (e)	537,811	509,965
2006-2F, 5.750%, 02/25/2036	750,057	728,364
HarborView Mortgage Loan Trust
2006-6, 4.007%, 08/19/2036 (e)	710,104	636,475
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,874,833	2,970,050
2019-2, 2.703%, 10/19/2039 (a)	3,869,065	3,953,887
HomeBanc Mortgage Trust
2006-1, 3.201%, 04/25/2037 (e)	243,381	233,280
Impac CMB Trust
2005-5, 0.668% (1 Month LIBOR USD + 0.500%), 08/25/2035 (b)	881,943	835,139
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,604,760	1,507,184
2004-2, 4.228%, 08/25/2034 (g)	798,108	803,508
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.453%, 06/25/2037 (e)	494,614	391,105
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.679%, 03/25/2037 (e)	515,324	461,949

IndyMac INDX Mortgage Loan Trust
2004-AR11, 3.287%, 12/25/2034 (e)	1,707,876	1,615,469
2005-AR3, 3.353%, 04/25/2035 (e)	1,076,797	973,664
2005-AR9, 3.992%, 07/25/2035 (e)	4,114,032	3,094,781
2005-AR23, 3.116%, 11/25/2035 (e)	1,079,630	964,845
2005-AR23, 3.473%, 11/25/2035 (e)	1,526,632	1,351,148
2005-AR25, 3.427%, 12/25/2035 (e)	2,721,617	2,235,930
2005-AR35, 3.395%, 02/25/2036 (e)	1,592,606	1,427,175
2006-AR3, 3.496%, 03/25/2036 (e)	7,912,466	6,655,670
2006-AR9, 3.423%, 06/25/2036 (e)	2,218,798	2,095,515
2006-AR25, 3.422%, 09/25/2036 (e)	2,015,601	1,794,936
2006-AR25, 3.824%, 09/25/2036 (e)	2,732,290	2,137,309
2006-AR31, 3.676%, 11/25/2036 (e)	5,446,750	5,096,080
Jefferies Resecuritization Trust
2009-R1, 4.090%, 11/26/2035 (a)(e)	1,305,430	1,252,272
JP Morgan Alternative Loan Trust
2006-A5, 3.592%, 10/25/2036 (e)	764,789	787,490
2006-S4, 5.960%, 12/25/2036 (g)	1,270,786	1,234,890
2008-R4, 6.000%, 12/27/2036 (a)	4,511,693	3,434,299
JP Morgan Aquisition Trust
2007-CH1, 4.872%, 11/25/2036 (g)	5,966,333	6,060,756
JP Morgan Mortgage Trust
2004-A6, 3.497%, 12/25/2034 (e)	282,293	261,240
2005-S3, 5.750%, 01/25/2036	62,431	45,031
2007-A3, 3.743%, 05/25/2037 (e)	4,700,767	3,904,006
JP Morgan Resecuritization Trust
2009-7, 5.508%, 07/27/2037 (a)(e)	339,754	340,062
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,021,932	1,564,579
2005-2, 5.750%, 12/25/2035	839,835	656,309
2005-3, 0.668% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	1,196,244	593,298
2005-3, 4.582% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(f)(h)(i)	1,196,244	229,013
2005-3, 5.500%, 01/25/2036	300,671	230,663
2006-1, 5.500%, 02/25/2036	517,956	401,783
2006-3, 6.000%, 07/25/2036	4,307,773	3,021,562
2006-3, 6.000%, 07/25/2036	9,529,107	6,680,272
2007-4, 5.750%, 05/25/2037	1,335,418	1,035,961
2007-4, 5.750%, 05/25/2037	2,917,889	2,263,574
2007-5, 5.750%, 06/25/2037	2,366,825	2,315,409
2007-5, 6.000%, 06/25/2037	2,966,962	1,561,106
2007-5, 6.000%, 06/25/2037	8,103,662	4,263,850
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.891%, 05/25/2034 (e)	103,965	97,040
2004-14, 1.668% (1 Month LIBOR USD + 1.500%), 01/25/2035 (b)	146,597	147,144
2005-1, 3.570%, 02/25/2035 (e)	191,699	182,203
MASTR Alternative Loan Trust
2003-5, 5.914%, 08/25/2033 (e)	1,074,400	1,099,033
2003-7, 6.250%, 11/25/2033	384,398	405,341
2004-6, 5.500%, 07/25/2034	261,083	268,207
2004-6, 6.000%, 07/25/2034	248,385	262,503
2004-11, 6.500%, 10/25/2034	1,046,633	1,122,255
2005-2, 5.500%, 03/25/2035	2,000,000	2,249,725
2005-6, 5.500%, 12/25/2035	524,444	474,150
2006-3, 6.500%, 07/25/2036	1,234,232	672,359

MASTR Asset Securitization Trust
2002-NC1, 3.318% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	269,740	268,544
2006-1, 0.618% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	790,352	240,322
2006-2, 6.000% (1 Month LIBOR USD + 6.000%), 06/25/2036 (b)	2,276,654	2,060,552
Merrill Lynch Mortgage Investors Trust
2006-F1, 6.000%, 04/25/2036	3,221,498	2,418,326
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 2.395% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	1,024,983	962,230
2006-3, 3.654%, 10/25/2036 (e)	794,922	743,815
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.860%, 06/25/2035 (e)	569,167	551,238
2005-A7, 4.242%, 09/25/2035 (e)	7,705,791	6,837,527
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	1,756,995	1,740,396
2005-7, 5.500%, 11/25/2035	557,757	520,642
2006-2, 5.631%, 02/25/2036 (e)	1,053,029	840,527
2006-2, 6.500%, 02/25/2036	1,100,283	795,166
2006-11, 6.000%, 08/25/2036	2,595,016	1,855,572
2006-11, 6.000%, 08/25/2036	2,064,194	1,831,613
2007-8XS, 6.000%, 04/25/2037 (e)	1,592,507	779,349
2007-3XS, 5.763%, 01/25/2047 (g)	7,728,854	3,604,575
Morgan Stanley Reremic Trust
2012-R3, 3.267%, 11/26/2036 (a)(e)	1,525,512	1,401,707
MortgageIT Trust
2005-3, 0.768% (1 Month LIBOR USD + 0.600%), 08/25/2035 (b)	10,309,764	9,891,849
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (g)	152,411	160,719
2005-AR3, 5.688%, 07/25/2035 (e)	907,469	890,385
2007-1, 5.669%, 03/25/2047 (g)	1,263,720	1,227,532
2007-1, 5.995%, 03/25/2047 (g)	2,323,754	2,256,970
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(e)	9,253,983	8,452,419
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (e)	546,859	554,811
Ownit Mortgage Loan Trust
2005-1, 1.263% (1 Month LIBOR USD + 1.095%), 09/25/2035 (b)	3,407,850	3,333,364
2006-2, 5.633%, 01/25/2037 (g)	582,684	588,783
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	5,019	5,005
RALI Trust
2006-QA1, 5.533%, 01/25/2036 (e)	597,067	513,505
2006-QS1, 5.750%, 01/25/2036	343,914	334,354
2006-QS6, 6.000%, 06/25/2036	1,388,709	1,251,014
2006-QS6, 6.000%, 06/25/2036	713,290	642,565
2006-QS9, 0.868% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	2,357,411	1,654,880
2006-QS13, 6.000%, 09/25/2036	3,860,498	3,475,945
2006-QS17, 0.518% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	1,426,609	1,064,577
2006-QS17, 6.000%, 12/25/2036	565,860	520,029
2007-QS1, 5.750%, 01/25/2037	611,928	539,673
2007-QS1, 6.000%, 01/25/2037	1,898,985	1,699,478
2007-QS6, 6.000%, 04/25/2037	4,603,850	4,267,829
2007-QS9, 6.500%, 07/25/2037	4,776,394	4,252,611
2007-QS10, 6.500%, 09/25/2037	486,568	464,527

RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	806,042	802,718
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)	5,789,658	4,448,219
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (g)	480,083	489,663
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,663,268	3,653,545
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,363,964	1,349,154
2004-R2, 5.500%, 08/25/2034	2,702,208	2,791,529
2005-A5, 5.500%, 05/25/2035	1,484,687	1,326,949
2005-A11, 4.850%, 10/25/2035	4,114,809	2,515,243
2005-A11, 5.500%, 10/25/2035	363,176	314,237
2005-A11, 6.000%, 10/25/2035	468,559	331,022
2005-A15, 5.750%, 02/25/2036	4,433,994	2,828,055
2006-A5CB, 6.000%, 06/25/2036	2,574,383	1,607,498
2006-A10, 0.818% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	12,162,499	2,824,034
2006-A10, 5.682% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(f)(h)(i)	12,162,499	3,969,371
2006-A15, 0.768% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	18,437,445	4,219,583
2006-A15, 5.482% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(f)(h)(i)	18,437,445	5,664,269
RFMSI Trust
2005-SA4, 4.213%, 09/25/2035 (e)	2,394,324	1,821,986
2005-SA4, 4.429%, 09/25/2035 (e)	2,436,711	1,947,975
2005-SA4, 4.481%, 09/25/2035 (e)	1,151,136	1,115,530
2006-S3, 5.500%, 03/25/2036	3,914,012	3,679,886
2006-S4, 6.000%, 04/25/2036	3,419,397	3,229,465
2006-S5, 6.000%, 06/25/2036	340,694	326,642
2006-S5, 6.000%, 06/25/2036	701,336	672,409
2006-S5, 6.000%, 06/25/2036	2,939,139	2,817,912
2006-S5, 6.000%, 06/25/2036	365,283	345,074
2006-S6, 6.000%, 07/25/2036	233,096	211,149
2006-S6, 6.000%, 07/25/2036	1,200,029	1,087,043
2006-S7, 6.250%, 08/25/2036	1,961,166	1,816,564
2006-S7, 6.500%, 08/25/2036	1,172,506	1,100,844
2006-S9, 5.750%, 09/25/2036	2,428,708	2,249,635
2007-S1, 6.000%, 01/25/2037	868,687	827,060
2007-S7, 6.000%, 07/25/2037	2,571,279	2,414,029
Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (e)	2,550,335	2,549,674
Specialty Underwriting & Residential Finance Trust
2006-BC2, 4.117%, 02/25/2037 (g)	967,429	488,121
STARM Mortgage Loan Trust
2007-S1, 4.205%, 01/25/2037 (e)	657,447	578,469
2007-1, 3.931%, 02/25/2037 (e)	9,089,249	8,084,016
2007-2, 3.689%, 04/25/2037 (e)	667,725	409,419
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 3.638%, 12/25/2034 (e)	779,510	733,466
2005-12, 3.854%, 06/25/2035 (e)	894,864	750,488
2005-21, 3.593%, 11/25/2035 (e)	406,772	361,829
2005-21, 3.834%, 11/25/2035 (e)	4,200,404	3,249,539
2006-1, 3.727%, 02/25/2036 (e)	1,680,951	1,453,624
2006-1, 3.833%, 02/25/2036 (e)	602,492	548,089
2006-4, 3.638%, 05/25/2036 (e)	932,409	746,137
2006-12, 4.013%, 01/25/2037 (e)	908,607	788,183
2007-9, 2.305% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,304,412	1,163,842

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	544,722	564,512
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,688,463	1,645,237
2005-1F, 6.000%, 12/25/2035	3,899,026	3,828,789
2005-1F, 6.500%, 12/25/2035	4,031,507	4,022,733
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	126,327	63,575
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.644%, 06/25/2033 (e)	2,313,578	2,316,321
2003-AR10, 4.192%, 10/25/2033 (e)	14,197,792	13,794,134
2004-S2, 6.000%, 06/25/2034	93,924	98,242
2006-AR10, 3.797%, 09/25/2036 (e)	1,036,225	926,440
2006-AR16, 3.351%, 12/25/2036 (e)	1,556,056	1,456,527
2007-HY5, 3.558%, 05/25/2037 (e)	2,399,094	2,214,186
2007-HY7, 3.454%, 07/25/2037 (e)	347,528	272,022
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-4, 5.500%, 06/25/2035	1,576,850	1,333,968
2005-5, 5.500%, 07/25/2035	1,765,799	1,708,150
2005-6, 5.500%, 08/25/2035	5,014,726	4,839,619
2005-6, 5.500%, 08/25/2035	1,096,285	1,058,004
2005-6, 6.500%, 08/25/2035	466,060	457,508
2005-9, 5.500%, 11/25/2035	694,479	671,588
2006-8, 4.278%, 10/25/2036 (g)	2,779,567	1,466,941
2007-HY2, 3.749%, 04/25/2037 (e)	1,804,182	1,187,812
2007-OC2, 0.478% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	4,700,835	4,161,618
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,365,320	1,317,195
2005-1, 5.500%, 02/25/2035	992,080	978,632
2007-PA1, 6.000%, 03/25/2037	1,183,952	1,154,556
2007-PA6, 4.416%, 12/28/2037 (e)	7,885,181	7,528,668
Wells Fargo Mortgage Backed Securities Trust
2006-AR1, 4.130%, 03/25/2036 (e)	3,100,071	2,823,855
2006-AR19, 4.334%, 12/25/2036 (e)	3,498,290	3,219,476
2007-AR3, 4.026%, 04/25/2037 (e)	1,485,119	1,312,993
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $787,386,158)		737,511,651

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 17.14%
BAMLL Commercial Mortgage Securities Trust
2020-BOC, 3.032%, 01/15/2032 (a)	7,000,000	7,094,492
BANK
2017-BNK8, 0.740%, 11/15/2050 (e)(i)	37,392,493	1,626,394
2019-BN16, 0.965%, 02/15/2052 (e)(i)	80,958,859	5,037,495
2019-BN17, 0.568%, 04/15/2052 (e)(i)	123,653,000	5,375,567
2019-BN17, 1.596%, 04/15/2052 (a)(e)(i)	11,541,000	1,263,514
2019-BN21, 1.234%, 10/17/2052 (a)(e)(i)	18,699,333	1,504,275
2019-BN21, 2.808%, 10/17/2052	11,582,000	12,321,937
2019-BN23, 0.177%, 12/15/2052 (e)(i)	238,421,000	3,839,842
2018-BN14, 0.519%, 09/15/2060 (e)(i)	95,818,271	2,926,453
2018-BN14, 4.185%, 09/15/2060	6,500,000	7,360,291
2018-BN13, 4.193%, 08/15/2061 (e)	5,500,000	6,106,148
2018-BN15, 4.285%, 11/15/2061 (e)	5,000,000	5,676,434
2019-BN20, 2.933%, 09/15/2062	2,100,000	2,271,034

2019-BN24, 0.303%, 11/15/2062 (e)(i)	174,693,000	3,072,658
2020-BN25, 0.888%, 01/15/2063 (e)(i)	94,494,650	6,126,844
2020-BN26, 0.718%, 03/15/2063 (e)(i)	226,593,000	11,377,189
2020-BN26, 2.041%, 03/15/2063	5,000,000	5,062,498
Barclays Commercial Mortgage Trust
2019-C3, 0.775%, 05/15/2052 (e)(i)	56,340,000	3,389,251
2019-C4, 1.148%, 08/15/2052 (e)(i)	43,170,000	3,724,392
2019-C4, 1.600%, 08/15/2052 (e)(i)	32,250,127	3,450,915
2019-C5, 0.372%, 11/15/2052 (e)(i)	174,774,000	4,815,653
2019-C5, 1.351%, 11/15/2052 (a)(e)(i)	12,996,000	1,237,100
BBCMS Mortgage Trust
2020-C6, 0.679%, 02/15/2053 (e)(i)	59,000,000	3,253,396
2020-C6, 1.060%, 02/15/2053 (e)(i)	58,967,612	4,365,490
BENCHMARK Mortgage Trust
2018-B2, 0.421%, 02/15/2051 (e)(i)	170,836,514	3,822,792
2018-B4, 4.059%, 07/15/2051 (e)	5,315,000	5,912,891
2018-B6, 0.440%, 10/10/2051 (e)(i)	78,367,681	1,912,994
2019-B9, 1.046%, 03/15/2052 (e)(i)	29,966,495	2,118,188
2019-B9, 2.002%, 03/15/2052 (a)(e)(i)	11,513,000	1,562,678
2019-B12, 0.417%, 08/15/2052 (a)(e)(i)	93,260,000	2,999,811
2020-B16, 0.240%, 02/15/2053 (a)(e)(i)	70,467,000	1,337,640
2020-B16, 0.928%, 02/15/2053 (e)(i)	103,094,354	6,996,478
2018-B7, 0.445%, 05/16/2053 (e)(i)	115,221,758	3,223,213
2019-B13, 0.539%, 08/15/2057 (a)(e)(i)	82,774,000	2,573,833
2019-B13, 1.640%, 08/15/2057 (a)(e)(i)	12,071,000	1,322,554
2019-B14, 0.790%, 12/15/2062 (e)(i)	79,642,513	3,923,365
Braemar Hotels & Resorts Trust
2018-PRME, 1.234% (1 Month LIBOR USD + 1.050%), 06/15/2035 (a)(b)	6,170,000	5,520,602
2018-PRME, 1.434% (1 Month LIBOR USD + 1.250%), 06/15/2035 (a)(b)	3,000,000	2,587,488
Cantor Commercial Real Estate Lending
2019-CF2, 0.769%, 11/15/2052 (e)(i)	134,736,000	6,497,711
CCUBS Commercial Mortgage Trust
2017-C1, 0.290%, 11/15/2050 (e)(i)	40,062,667	827,851
2017-C1, 1.011%, 11/15/2050 (e)(i)	31,260,191	1,579,996
CD Mortgage Trust
2017-CD3, 0.576%, 02/10/2050 (e)(i)	61,857,000	1,946,621
2017-CD5, 3.220%, 08/15/2050	5,000,000	5,259,779
2018-CD7, 4.213%, 08/15/2051	3,236,000	3,644,426
CGMS Commercial Mortgage Trust
2017-B1, 0.210%, 08/15/2050 (e)(i)	38,016,000	519,131
Citigroup Commercial Mortgage Trust
2013-GC17, 5.110%, 11/10/2046 (e)	5,000,000	4,725,901
2014-GC19, 4.805%, 03/10/2047 (e)	3,030,000	3,144,515
2014-GC19, 5.092%, 03/10/2047 (e)	2,757,579	2,595,132
2016-C1, 4.117%, 05/10/2049	3,000,000	2,928,650
2016-C1, 4.951%, 05/10/2049 (e)	6,840,000	6,654,204
2016-P6, 4.241%, 12/10/2049 (e)	6,835,000	6,014,006
2017-P7, 0.533%, 04/14/2050 (e)(i)	45,124,000	1,615,159
2017-C4, 0.301%, 10/12/2050 (e)(i)	42,746,500	777,358
2017-C4, 1.104%, 10/12/2050 (e)(i)	21,320,191	1,147,732
2017-C4, 3.297%, 10/12/2050	4,500,000	4,814,276
2018-B2, 0.393%, 03/10/2051 (e)(i)	49,202,000	1,335,480
2018-C5, 0.213%, 06/10/2051 (a)(e)(i)	28,400,000	630,878
2018-C5, 0.598%, 06/10/2051 (e)(i)	107,028,710	4,306,867

2018-C5, 4.148%, 06/10/2051 (e)	4,000,000	4,415,622
2018-C6, 0.785%, 11/10/2051 (e)(i)	22,483,192	1,167,851
2018-C6, 4.343%, 11/10/2051	5,000,000	5,724,821
2020-GC46, 0.320%, 01/15/2053 (a)(e)(i)	92,457,000	2,591,801
2020-GC46, 0.989%, 02/15/2053 (e)(i)	89,956,387	6,248,029
2019-GC41, 1.060%, 08/10/2056 (e)(i)	49,929,458	3,470,272
2019-C7, 0.286%, 12/15/2072 (a)(e)(i)	50,711,000	1,217,708
2019-C7, 0.880%, 12/15/2072 (e)(i)	76,788,768	4,762,401
2019-C7, 1.203%, 12/15/2072 (a)(e)(i)	31,520,000	2,761,338
2019-C7, 3.667%, 12/15/2072 (e)	4,000,000	3,894,934
COMM Mortgage Trust
2013-CR13, 4.888%, 11/10/2046 (e)	2,500,000	2,596,435
2014-CR16, 4.582%, 04/10/2047	5,164,000	5,263,684
2014-CR18, 4.456%, 07/15/2047 (e)	4,550,700	4,527,381
2013-CR11, 0.926%, 08/10/2050 (e)(i)	51,162,896	1,342,310
2019-GC44, 1.029%, 08/15/2057 (a)(e)(i)	19,460,000	1,464,750
CSAIL Commercial Mortgage Trust
2016-C5, 1.000%, 11/15/2048 (a)(e)(i)	46,821,000	2,121,122
2015-C1, 0.500%, 04/15/2050 (a)(e)(i)	62,192,000	1,206,090
2017-C8, 0.376%, 06/15/2050 (e)(i)	74,773,000	1,644,602
2019-C17, 1.368%, 09/15/2052 (e)(i)	86,086,943	7,588,435
2019-C18, 1.084%, 12/15/2052 (e)(i)	64,234,514	4,392,510
FREMF Mortgage Trust
2019-K735, 4.020%, 05/26/2026 (a)(e)	6,000,000	6,170,302
2019-K734, 4.052%, 02/25/2051 (a)(e)	5,000,000	5,150,216
2019-K101, 3.527%, 10/25/2052 (a)(e)	10,000,000	9,699,563
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	6,608,000	6,352,101
2018-GS10, 1.411%, 07/10/2051 (a)(e)(i)	24,049,000	2,300,604
GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (a)(e)	9,135,000	9,777,664
2015-GC32, 4.416%, 07/10/2048 (e)	5,100,000	5,214,182
2016-GS3, 3.395%, 10/10/2049 (e)	10,417,000	10,189,563
2015-GC30, 4.034%, 05/10/2050 (e)	2,750,000	2,745,771
2017-GS8, 0.383%, 11/10/2050 (e)(i)	44,642,000	1,179,803
2019-GC38, 1.835%, 02/10/2052 (a)(e)(i)	20,916,000	2,729,990
2019-GC39, 0.639%, 05/10/2052 (e)(i)	69,588,000	3,352,583
2019-GC39, 1.626%, 05/10/2052 (a)(e)(i)	8,215,000	939,529
2019-GC40, 1.161%, 07/10/2052 (a)(e)(i)	5,920,000	523,767
2019-GSA1, 0.834%, 11/10/2052 (e)(i)	73,132,420	4,371,015
JP Morgan Chase Commercial Mortgage Securities Trust
2016-NINE, 2.854%, 09/06/2038 (a)(e)	7,000,000	7,207,531
2012-CBX, 5.132%, 06/15/2045 (e)	6,680,000	4,555,802
2015-JP1, 4.735%, 01/15/2049 (e)	4,285,000	3,838,402
2007-CB20, 0.000%, 02/12/2051 (a)(e)(f)(i)	11,139,270	111
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.532%, 10/15/2048	5,000,000	5,151,506
2015-C32, 0.500%, 11/15/2048 (a)(e)(i)	23,066,000	492,962
2015-C33, 3.562%, 12/15/2048	5,561,000	5,878,464
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.658%, 07/15/2050 (e)(i)	68,830,000	2,704,936
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (e)	5,500,000	5,451,009

Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (e)	5,000,000	5,235,947
2015-C27, 4.525%, 12/15/2047 (e)	3,000,000	3,070,545
2015-C25, 4.526%, 10/15/2048 (e)	5,000,000	4,456,356
2016-C31, 1.312%, 11/15/2049 (a)(e)(i)	21,212,500	1,382,134
2015-C23, 4.155%, 07/15/2050 (e)	3,595,000	3,620,079
Morgan Stanley Capital I Trust
2016-BNK2, 0.544%, 11/15/2049 (e)(i)	42,650,000	1,344,157
2018-H3, 0.358%, 07/15/2051 (e)(i)	135,712,000	3,571,872
2018-H3, 1.850%, 07/15/2051 (a)(e)(i)	15,363,500	1,847,739
2018-H3, 4.120%, 07/15/2051	5,000,000	5,567,378
2019-L2, 0.626%, 03/15/2052 (e)(i)	127,093,000	6,120,100
2019-H7, 0.663%, 07/15/2052 (e)(i)	130,723,000	6,544,020
UBS Commercial Mortgage Trust
2017-C1, 0.891%, 06/15/2050 (e)(i)	13,000,000	706,580
2017-C6, 0.363%, 12/15/2050 (e)(i)	63,420,500	1,984,535
2017-C7, 0.364%, 12/15/2050 (e)(i)	170,396,000	4,141,100
2018-C10, 0.953%, 05/15/2051 (e)(i)	48,351,684	2,415,370
2018-C12, 0.230%, 08/15/2051 (e)(i)	139,858,000	3,126,092
2018-C12, 0.825%, 08/15/2051 (e)(i)	49,453,508	2,543,963
2018-C13, 0.253%, 10/15/2051 (e)(i)	128,678,000	3,088,040
2018-C13, 1.976%, 10/15/2051 (a)(e)(i)	16,442,000	2,236,503
2018-C13, 4.241%, 10/15/2051	3,000,000	3,390,536
2018-C14, 0.303%, 12/15/2051 (e)(i)	114,392,000	3,007,434
2019-C17, 0.996%, 10/15/2052 (e)(i)	128,213,000	8,332,807
2019-C18, 2.987%, 12/15/2052	4,500,000	4,838,222
2019-C18, 3.378%, 12/15/2052	4,000,000	3,936,463
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(e)	6,000,000	6,093,143
Wells Fargo Commercial Mortgage Trust
2017-SMP, 0.934% (1 Month LIBOR USD + 0.750%), 12/15/2034 (a)(b)	1,875,000	1,776,818
2015-NXS1, 3.658%, 05/15/2048 (e)	1,320,000	1,298,369
2016-LC24, 1.011%, 10/15/2049 (e)(i)	66,264,075	3,601,989
2017-RB1, 0.714%, 03/15/2050 (e)(i)	69,254,209	3,049,436
2017-C42, 0.326%, 12/15/2050 (e)(i)	116,750,000	2,789,041
2018-C44, 0.753%, 05/15/2051 (e)(i)	95,295,403	4,292,029
2018-C45, 4.147%, 06/15/2051	5,388,000	6,039,855
2018-C46, 0.943%, 08/15/2051 (e)(i)	52,701,684	2,485,817
2018-C46, 4.086%, 08/15/2051	5,040,000	5,671,520
2018-C48, 0.242%, 01/15/2052 (e)(i)	138,642,000	2,897,798
2018-C48, 0.951%, 01/15/2052 (e)(i)	47,971,590	2,952,930
2018-C48, 4.245%, 01/15/2052	7,000,000	7,951,064
2019-C49, 0.604%, 03/15/2052 (e)(i)	125,812,000	5,773,211
2019-C49, 3.933%, 03/15/2052	5,000,000	5,625,095
2019-C49, 4.546%, 03/15/2052	4,647,000	4,730,845
2019-C50, 0.870%, 05/15/2052 (e)(i)	36,427,311	2,401,951
2019-C50, 3.635%, 05/15/2052	5,000,000	5,515,042
2019-C51, 0.688%, 06/15/2052 (e)(i)	130,394,000	6,611,836
2019-C52, 1.095%, 08/15/2052 (e)(i)	86,124,292	7,174,024
2019-C52, 1.621%, 08/15/2052 (e)(i)	61,268,999	6,134,859
2019-C53, 0.455%, 10/15/2052 (e)(i)	105,325,000	4,040,730
2019-C53, 3.514%, 10/15/2052 (e)	5,000,000	4,536,901
2019-C54, 0.842%, 12/15/2052 (e)(i)	39,156,713	2,362,720
2020-C55, 0.818%, 02/15/2053 (e)(i)	58,030,370	3,687,412
2020-C55, 1.314%, 02/15/2053 (e)(i)	30,549,817	2,762,168

2020-C55, 3.542%, 02/15/2053	5,691,000	4,219,219
2020-C56, 0.315%, 06/15/2053 (i)	127,035,000	3,165,077
2015-C30, 4.067%, 09/15/2058 (e)	10,000,000	10,520,617
2015-C30, 4.400%, 09/15/2058 (e)	5,100,000	5,181,078
2018-C47, 0.158%, 09/15/2061 (e)(i)	164,144,000	2,233,803
2018-C47, 4.365%, 09/15/2061	5,625,000	6,426,035
WFRBS Commercial Mortgage Trust
2013-UBS1, 4.737%, 03/16/2046 (e)	7,500,000	7,836,372
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $671,436,915)		631,785,710

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.66%
Freddie Mac Multifamily ML Certificates
2019-ML06, 1.132%, 06/25/2037 (a)	10,212,894	1,073,650
Freddie Mac Multifamily Structured Pass Through Certificates
K014, 1.324%, 04/25/2021 (e)(i)	90,315,667	635,244
K018, 1.445%, 01/25/2022 (e)(i)	57,425,263	864,842
K019, 1.730%, 03/25/2022 (e)(i)	87,124,440	2,083,520
K021, 1.551%, 06/25/2022 (e)(i)	71,400,964	1,659,116
K723, 1.074%, 08/25/2023 (e)(i)	73,576,983	1,779,893
K723, 0.978%, 09/25/2023 (e)(i)	61,645,000	1,583,136
K728, 0.530%, 08/25/2024 (e)(i)	64,460,387	930,950
K729, 0.490%, 10/25/2024 (e)(i)	53,256,009	697,467
K042, 1.175%, 12/25/2024 (e)(i)	80,058,125	3,191,669
K734, 0.786%, 02/25/2026 (e)(i)	65,221,268	2,041,119
K735, 1.102%, 05/25/2026 (e)(i)	62,699,402	3,010,863
K735, 1.502%, 05/25/2026 (e)(i)	70,547,000	5,251,886
K737, 1.118%, 10/25/2026 (e)(i)	20,050,000	1,198,982
K061, 0.171%, 11/25/2026 (e)(i)	72,512,000	409,976
K062, 0.299%, 12/25/2026 (e)(i)	79,423,000	1,008,418
K063, 0.422%, 01/25/2027 (e)(i)	102,577,113	1,734,107
K064, 0.742%, 03/25/2027 (e)(i)	98,698,893	3,489,776
K738, 1.482%, 03/25/2027 (e)(i)	24,099,000	1,993,093
K065, 0.688%, 05/25/2027 (e)(i)	57,193,000	2,074,367
K066, 0.889%, 06/25/2027 (e)(i)	31,827,235	1,408,479
KW03, 0.981%, 06/25/2027 (e)(i)	16,224,929	713,264
K067, 0.712%, 07/25/2027 (e)(i)	40,803,550	1,468,495
K068, 0.566%, 08/25/2027 (e)(i)	25,468,315	694,625
K069, 0.492%, 09/25/2027 (e)(i)	30,363,843	726,449
K070, 0.456%, 11/25/2027 (e)(i)	279,839,643	6,178,440
K072, 0.494%, 12/25/2027 (e)(i)	61,446,997	1,508,247
K073, 0.334%, 01/25/2028 (e)(i)	54,203,000	903,933
K073, 0.434%, 01/25/2028 (e)(i)	156,882,447	3,443,491
KW06, 0.237%, 06/25/2028 (e)(i)	596,879,063	5,732,307
K080, 0.264%, 07/25/2028 (e)(i)	431,540,580	4,863,592
K081, 0.211%, 08/25/2028 (e)(i)	156,217,968	1,263,694

K084, 0.331%, 10/25/2028 (e)(i)	339,565,098	5,638,716
K089, 0.600%, 01/25/2029 (e)(i)	53,965,000	1,997,385
K088, 0.653%, 01/25/2029 (e)(i)	149,881,682	5,859,939
K090, 0.852%, 02/25/2029 (e)(i)	77,941,395	4,157,176
K091, 0.631%, 03/25/2029 (e)(i)	53,659,000	2,188,144
KW09, 0.939%, 05/25/2029 (e)(i)	47,500,000	2,690,163
K093, 1.092%, 05/25/2029 (e)(i)	54,710,279	3,865,708
K094, 1.016%, 06/25/2029 (e)(i)	101,536,941	6,726,924
K097, 1.218%, 07/25/2029 (e)(i)	72,980,691	6,044,378
K097, 1.348%, 07/25/2029 (e)(i)	66,115,000	7,095,488
KG02, 1.144%, 08/25/2029 (e)(i)	33,000,000	2,403,007
K098, 1.270%, 08/25/2029 (e)(i)	62,311,893	5,376,731
KW10, 0.774%, 09/25/2029 (e)(i)	74,033,339	3,716,940
K099, 1.006%, 09/25/2029 (e)(i)	66,935,217	4,518,616
K100, 1.030%, 09/25/2029 (e)(i)	62,086,000	4,569,735
K102, 0.947%, 10/25/2029 (e)(i)	101,476,920	6,433,992
K101, 1.205%, 10/25/2029 (e)(i)	65,686,000	5,784,086
K103, 0.757%, 11/25/2029 (e)(i)	125,463,692	6,271,917
K104, 1.248%, 01/25/2030 (e)(i)	75,113,104	6,538,250
K105, 1.889%, 01/25/2030 (e)(i)	64,122,000	9,085,453
K107, 1.548%, 02/25/2030 (e)(i)	59,449,000	7,604,080
K108, 1.780%, 03/25/2030 (e)(i)	56,151,000	7,759,900
K152, 1.102%, 01/25/2031 (e)(i)	30,969,381	2,200,539
K155, 0.256%, 04/25/2033 (e)(i)	247,302,507	3,788,996
K1511, 0.930%, 03/25/2034 (e)(i)	43,091,799	3,235,293
K1512, 1.055%, 04/25/2034 (e)(i)	47,732,812	4,072,482
K1513, 0.999%, 08/25/2034 (e)(i)	76,961,460	6,326,586
K1514, 0.703%, 10/25/2034 (e)(i)	76,962,997	4,532,890
K090, 0.768%, 02/25/2052 (e)(i)	50,517,000	2,485,032
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $207,301,133)		208,585,636

MUNICIPAL BONDS - 33.91%
Arizona - 1.41%
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2040	7,000,000	9,250,640
5.000%, 07/01/2040	10,440,000	13,796,669
5.000%, 07/01/2044	9,850,000	12,896,605
5.500%, 07/01/2042	9,000,000	14,185,260
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	2,000,000	1,887,620
		52,016,794
California - 4.88%
Alvord Unified School District
0.000%, 08/01/2046 (d)	1,895,000	2,361,663
California School Finance Authority
4.000%, 07/15/2020 (a)	5,000,000	4,998,800
California State University
5.000%, 11/01/2039	2,000,000	2,584,940
City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,192,656
City of Los Angeles Department of Airports
6.582%, 05/15/2039	5,070,000	6,630,800
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,354,300
City of Riverside, CA Water Revenue
5.000%, 10/01/2043	3,305,000	4,217,345
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,600,075
City of San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,271,327
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,753,632

City of Union City, CA
0.000%, 07/01/2025 (d)	2,105,000	1,859,178
Coachella Valley Unified School District
0.000%, 08/01/2034 (d)	1,100,000	834,108
County of San Diego, CA
6.029%, 08/15/2026	765,000	899,870
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,490,000	1,925,333
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	7,000,000	6,763,330
Los Angeles County Metropolitan Transportation Authority
5.735%, 06/01/2039	12,775,000	16,944,121
Los Angeles Housing Authority
5.000%, 06/01/2044	6,510,000	7,634,342
Metropolitan Water District of Southern California
5.000%, 10/01/2045	4,085,000	5,292,036
6.947%, 07/01/2040	15,075,000	15,138,918
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,585,000	3,246,295
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,134,150
Northern California Power Agency
5.679%, 06/01/2035	7,900,000	9,853,433
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038 (d)	4,200,000	2,538,438
Oceanside Unified School District
0.000%, 08/01/2041 (d)	5,125,000	3,005,915
Palmdale Elementary School District
0.000%, 08/01/2029 (d)	540,000	467,273
Peralta Community College District
0.000%, 08/05/2031 (d)	4,450,000	3,901,048
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035 (d)	7,600,000	5,589,952
Poway Unified School District
0.000%, 08/01/2034 (d)	5,735,000	4,336,578
Sacramento Municipal Utility District
5.000%, 08/15/2050	5,000,000	6,513,500
San Diego Unified School District
0.000%, 07/01/2034 (d)	1,550,000	1,174,838
0.000%, 07/01/2036 (d)	7,895,000	5,588,318
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036 (d)	5,225,000	3,118,750
Santa Ana Unified School District
0.000%, 08/01/2037 (d)	2,500,000	1,651,450
South Placer Wastewater Authority
5.000%, 11/01/2035	2,250,000	3,181,410
State of California
5.000%, 04/01/2045	4,550,000	5,753,521
5.000%, 10/01/2049	9,485,000	12,067,291
West Contra Costa Unified School District
0.000%, 08/01/2036 (d)	1,150,000	800,446
William S. Hart Union High School District
0.000%, 08/01/2034 (d)	2,380,000	1,767,150
0.000%, 08/01/2036 (d)	1,000,000	692,710
Yosemite Community College District
0.000%, 08/01/2038 (d)	6,110,000	3,889,259
Yuba Community College District
0.000%, 08/01/2038 (d)	5,055,000	3,377,498
		179,905,997

Colorado - 1.96%
Board of Governors of Colorado State University System
2.594%, 03/01/2033	4,560,000	4,783,714
2.644%, 03/01/2034	6,275,000	6,574,694
Board of Water Commissioners City & County of Denver
5.000%, 09/15/2045	12,375,000	16,240,084
5.000%, 09/15/2046	18,205,000	23,870,032
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2036	10,750,000	14,244,610
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	3,375,000	3,256,301
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,075,950
Weld County School District No. RE-2
5.000%, 12/01/2044	1,730,000	2,208,604
		72,253,989
District of Columbia - 0.45%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,200,000	16,600,194
Florida - 1.28%
Broward County, FL Water & Sewer Utility Revenue
5.000%, 10/01/2040	1,345,000	1,731,257
City of Gainesville, FL
0.000%, 10/01/2027 (d)	4,610,000	3,908,312
0.000%, 10/01/2028 (d)	1,300,000	1,062,659
City of Gainesville, FL Utilities System Revenue
5.000%, 10/01/2044	2,580,000	3,273,040
5.000%, 10/01/2047	6,805,000	8,613,088
County of Miami-Dade, FL
6.875%, 10/01/2034	1,345,000	1,998,307
County of Miami-Dade, FL Aviation Revenue
3.175%, 10/01/2028	5,100,000	5,088,882
3.275%, 10/01/2029	1,700,000	1,692,673
County of Miami-Dade, FL Water & Sewer System Revenue
5.000%, 10/01/2044	11,490,000	14,419,720
County of Polk, FL Utility System Revenue
5.000%, 10/01/2038	3,235,000	4,275,214
Key West Utility Board
5.000%, 10/01/2038	1,000,000	1,257,170
		47,320,322
Georgia - 0.31%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,374,159
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,047,240
3.000%, 10/01/2029	2,000,000	2,146,720
		11,568,119
Hawaii - 0.32%
City & County Honolulu, HI Wastewater System Revenue
5.000%, 07/01/2049	6,000,000	7,584,180
5.000%, 07/01/2039	1,200,000	1,538,088
City & County of Honolulu, HI
5.000%, 08/01/2044	2,000,000	2,546,600
		11,668,868

Illinois - 0.29%
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,237,582
Illinois Finance Authority
3.548%, 08/15/2029	800,000	866,912
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	2,954,909
State of Illinois
5.750%, 01/01/2037	3,000,000	3,613,440
		10,672,843
Indiana - 0.43%
GCS School Building Corp. One
5.000%, 01/15/2040	2,100,000	2,663,430
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,612,780
5.000%, 10/01/2044	5,680,000	7,200,195
Indianapolis Local Public Improvement Bond Bank
5.854%, 01/15/2030	1,810,000	2,187,349
		15,663,754
Iowa - 0.08%
Iowa Finance Authority
5.000%, 08/01/2044	2,280,000	2,980,097
Kansas - 0.22%
Kansas Development Finance Authority
5.371%, 05/01/2026	7,210,000	8,128,049
Kentucky - 0.17%
County of Warren, KY
3.921%, 12/01/2031	825,000	929,528
4.397%, 12/01/2038	1,540,000	1,810,193
Kentucky Higher Education Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,199,840
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,295,256
		6,234,817
Louisiana - 0.52%
State of Louisiana
5.000%, 03/01/2039	15,000,000	19,000,200
Maryland - 0.25%
County of Anne Arundel, MD
5.000%, 10/01/2042	7,200,000	9,349,560
Massachusetts - 1.26%
Commonwealth of Massachusetts
5.000%, 01/01/2049	8,000,000	10,097,760
5.000%, 05/01/2045	10,000,000	12,713,700
5.250%, 01/01/2044	5,000,000	6,434,900
Commonwealth of Massachusetts Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,300,250
5.631%, 06/01/2030	1,050,000	1,298,850
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,111,680
3.831%, 07/01/2024	450,000	485,042

Massachusetts School Building Authority
5.000%, 02/15/2044	5,000,000	6,272,550
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	733,689
		46,448,421
Michigan - 1.44%
Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,811,028
5.000%, 05/01/2040	3,975,000	5,015,257
Detroit City School District
7.747%, 05/01/2039	8,615,000	11,733,544
Lansing Board of Water & Light
5.000%, 07/01/2044	2,250,000	2,842,942
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,250,240
2.710%, 11/01/2026	7,145,000	7,502,750
3.084%, 12/01/2034	5,000,000	5,359,400
3.610%, 11/01/2032	3,000,000	3,247,980
Schoolcraft Community Schools
5.000%, 05/01/2050	8,315,000	10,420,691
		53,183,832
Mississippi - 0.44%
Mississippi Development Bank
5.460%, 10/01/2036	5,955,000	7,216,388
State of Mississippi
5.000%, 10/15/2037	7,925,000	9,021,503
		16,237,891
Missouri - 0.70%
Kansas City Industrial Development Authority
5.000%, 03/01/2049	11,085,000	12,866,914
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	8,019,600
St. Louis School District
6.450%, 04/01/2028	3,800,000	4,988,450
		25,874,964
Nebraska - 0.20%
Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,235,238
Nevada - 0.40%
City of North Las Vegas, NV
6.572%, 06/01/2040	6,620,000	8,822,474
Clark County School District
5.510%, 06/15/2024	5,495,000	5,905,202
		14,727,676
New Jersey - 1.23%
Mercer County Improvement Authority
8.270%, 12/01/2034	5,000,000	7,205,350
New Jersey Economic Development Authority
0.000%, 02/15/2025 (d)	18,806,000	17,149,567
7.425%, 02/15/2029	10,000,000	11,726,700
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,374,946
New Jersey Institute of Technology
3.323%, 07/01/2024	2,270,000	2,325,116
3.415%, 07/01/2042	3,500,000	3,477,355
Rutgers The State University of New Jersey
3.270%, 05/01/2043	2,000,000	2,021,300
		45,280,334

New York - 1.52%
City of New York, NY
5.000%, 08/01/2043	5,000,000	6,149,200
5.000%, 03/01/2043	1,610,000	2,003,194
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,076,300
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,647,360
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	3,715,000	3,772,137
New York City Water & Sewer System
5.000%, 06/15/2040	10,000,000	12,953,100
New York State Dormitory Authority
2.746%, 07/01/2030	6,430,000	6,518,606
2.826%, 07/01/2031	15,015,000	15,244,579
5.096%, 08/01/2034	3,125,000	3,710,094
		56,074,570
Ohio - 2.05%
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	4,000,000	4,000,000
County of Hamilton, OH
3.756%, 06/01/2042	8,000,000	8,483,520
5.000%, 11/15/2049	10,880,000	16,152,230
JobsOhio Beverage System
4.532%, 01/01/2035	13,885,000	17,060,916
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2044	5,000,000	6,458,950
5.000%, 12/01/2050	10,000,000	12,968,300
South-Western City School District
0.000%, 12/01/2028 (d)	2,735,000	2,251,479
State of Ohio
5.000%, 04/01/2039	1,865,000	2,402,754
5.000%, 04/01/2040	4,000,000	5,141,920
Sycamore Community City School District
5.850%, 12/01/2028	605,000	771,920
		75,691,989
Oklahoma - 0.10%
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,015,000	3,495,893
Oregon - 1.22%
Benton & Linn Counties Consolidated School District No. 509J & 509A
0.000%, 06/15/2038 (d)	2,000,000	2,514,560
Oregon Health & Science University
2.850%, 07/01/2030	1,000,000	1,008,760
State of Oregon
5.000%, 05/01/2044	7,000,000	8,935,710
State of Oregon Department of Transportation
5.000%, 11/15/2038	2,250,000	2,924,640
5.000%, 11/15/2042	8,195,000	10,527,461
University of Oregon
5.000%, 04/01/2050	15,000,000	18,856,050
		44,767,181

Pennsylvania - 0.80%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	738,655
4.450%, 05/15/2027	800,000	832,536
Commonwealth Financing Authority
2.758%, 06/01/2030	4,500,000	4,611,690
2.758%, 06/01/2030	1,040,000	1,059,334
3.657%, 06/01/2038	5,000,000	5,506,750
3.807%, 06/01/2041	30,000	32,608
4.014%, 06/01/2033	2,130,000	2,333,138
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,098,330
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,700,900
6.375%, 12/01/2038	3,850,000	5,139,018
Union County Hospital Authority
3.800%, 08/01/2023	1,100,000	1,133,308
4.400%, 08/01/2028	1,060,000	1,169,021
		29,355,288
Puerto Rico - 0.34%
Children's Trust Fund
5.375%, 05/15/2033	3,585,000	3,603,642
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	10,000,000	6,525,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027 (d)	3,237,000	2,556,744
		12,685,386
Rhode Island - 0.22%
Providence Public Building Authority
5.000%, 09/15/2036	6,365,000	7,926,780
South Carolina - 0.38%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,815,060
Spartanburg County School District No. 7
5.000%, 03/01/2048	5,000,000	6,294,750
5.000%, 03/01/2043	4,000,000	5,064,160
		14,173,970
Tennessee - 0.01%
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	230,000	249,688
Texas - 5.59%
City of Austin, TX Electric Utility Revenue
5.000%, 11/15/2049	13,250,000	16,951,122
City of Dallas, TX
0.000%, 02/15/2031 (d)	10,000,000	7,586,100
0.000%, 02/15/2032 (d)	15,000,000	10,975,650
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,058,280
City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,607,895
6.290%, 03/01/2032	975,000	1,209,702

City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	1,500,000	1,765,680
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2049	2,000,000	2,556,660
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,814,265
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2038	5,400,000	7,098,948
5.000%, 02/01/2039	5,030,000	6,596,694
5.000%, 02/01/2049	6,650,000	8,533,945
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,378,400
Dallas Area Rapid Transit
5.000%, 12/01/2045	7,620,000	9,546,336
Fort Worth International Airport
2.994%, 11/01/2038	15,000,000	14,222,400
Harris Montgomery Counties Municipal Utility District No. 386
2.000%, 09/01/2044	1,610,000	1,420,922
Lower Colorado River Authority
5.000%, 05/15/2045	7,160,000	8,882,051
5.000%, 05/15/2050	8,960,000	11,066,586
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue
2.599%, 11/01/2037	7,015,000	7,112,158
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (f)	220,000	71,610
North Texas Tollway Authority
0.000%, 01/01/2031 (d)	7,500,000	6,230,475
5.000%, 01/01/2043	1,900,000	2,267,004
8.410%, 02/01/2030	5,090,000	6,884,327
Texas Public Finance Authority
8.250%, 07/01/2024	25,445,000	25,531,767
Texas Water Development Board
5.000%, 04/15/2049	20,000,000	25,311,600
University of Texas System
5.000%, 08/15/2040	2,750,000	4,169,468
		205,850,045
Utah - 0.12%
County of Salt Lake, UT Convention Hotel Revenue
5.750%, 10/01/2047 (a)	5,000,000	4,244,100
Virginia - 0.24%
County of Botetourt, VA
6.000%, 07/01/2044	4,485,000	4,462,127
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	3,610,000	4,536,723
		8,998,850
Washington - 1.32%
State of Washington
5.000%, 02/01/2042	25,000,000	32,499,750
5.000%, 02/01/2043	5,000,000	6,485,450
5.000%, 06/01/2044	3,730,000	4,803,867
Washington State Housing Finance Commission
3.000%, 01/01/2025 (a)	5,000,000	4,857,800
		48,646,867

West Virginia - 1.38%
State of West Virginia
5.000%, 12/01/2040	8,295,000	10,632,697
5.000%, 06/01/2041	11,545,000	14,775,291
5.000%, 12/01/2041	11,580,000	14,837,106
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	10,570,000	10,589,132
		50,834,226
Wisconsin - 0.38%
Milwaukee Redevelopment Authority
0.000%, 04/01/2039 (d)	1,000,000	479,520
Public Finance Authority
4.153%, 05/15/2031	3,635,000	4,042,992
5.000%, 05/15/2032 (a)	1,275,000	1,302,744
7.625%, 12/01/2048 (a)(f)	5,000,000	4,352,750
9.000%, 06/01/2029 (a)(f)	4,000,000	3,941,920
		14,119,926
TOTAL MUNICIPAL BONDS (Cost $1,207,200,261)		1,249,466,718

CLOSED-END MUTUAL FUNDS - 0.16%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	372,344
Invesco High Income Trust II	71,475	835,185
Invesco Municipal Opportunity Trust	172,200	2,021,628
Nuveen Quality Municipal Income Fund	183,527	2,567,543
TOTAL CLOSED-END MUTUAL FUNDS (Cost $5,986,055)		5,796,700

SHORT-TERM INVESTMENTS - 6.51%
First American Government Obligations Fund - Class X, 0.091% (j)	239,959,904	239,959,904
TOTAL SHORT-TERM INVESTMENTS (Cost $239,959,904)		239,959,904

Total Investments (Cost $3,690,631,989) - 98.77%		3,639,675,677
Other Assets in Excess of Liabilities - 1.23%		45,298,824
TOTAL NET ASSETS - 100.00%		$3,684,974,501

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2020.
(c)	Foreign issued security.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Variable rate security; the rate shown represents the rate at May 31, 2020. The coupon is based on an underlying pool of loans.
(f)	Represents an illiquid security. The total market value of these securities were $20,798,624, representing 0.56% of net assets.
(g)	Step-up bond; the rate shown represents the rate at May 31, 2020.
(h)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(i)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(j)	Seven day yield at May 31, 2020.

Summary of Fair Value Exposure at May 31, 2020

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$73,045,677	$-	$73,045,677
Collateralized Loan Obligations	-	261,463,970	-	261,463,970
Corporate Bonds	-	232,059,711	-	232,059,711
Non-Agency Residential Mortgage Backed Securities	-	737,511,651	-	737,511,651
Non-Agency Commercial Mortgage Backed Securities	-	631,785,710	-	631,785,710
Agency Commercial Mortgage Backed Securities	-	208,585,636	-	208,585,636
Municipal Bonds	-	1,249,466,718	-	1,249,466,718
Total Fixed Income	-	3,393,919,073	-	3,393,919,073

Equity
Closed-End Mutual Fund	5,796,700	-	-	5,796,700
Total Equity	5,796,700	-	-	5,796,700
Short-Term Investments	239,959,904	-	-	239,959,904
Total Investments In Securities	$245,756,604	$3,393,919,073	$-	$3,639,675,677

For the period ended May 31, 2020, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.